Consolidated Statements of Shareholders' Equity (Deficit) - USD ($) $ in Thousands	Total	Ordinary shares	Additional paid-in capital	Accumulated other comprehensive loss	Retained earnings (accumulated deficit)
Balances at Aug. 29, 2014	$ 150,281	$ 415	$ 165,625	$ (82,756)	$ 66,997
Balances, Shares at Aug. 29, 2014		13,831
Stock-based compensation expense	6,132		6,132
Issuance of ordinary shares from exercises	12		12
Issuance of ordinary shares from exercises, Shares		5
Distribution of share premium	(28,338)		(28,338)
Payments for strike price reductions	(900)		(900)
Payments for Storage options related to Escrow Release	(1,127)		(1,127)
Foreign currency translation	(70,970)			(70,970)
Net loss	(46,451)				(46,451)
Balances at Aug. 28, 2015	8,639	$ 415	141,404	(153,726)	20,546
Balances, Shares at Aug. 28, 2015		13,836
Stock-based compensation expense	3,872		3,872
Issuance of ordinary shares from exercises	133	$ 1	132
Issuance of ordinary shares from exercises, Shares		43
Issuance of ordinary shares from release of restricted stock units, Shares		1
Repurchase of ordinary shares	(124)		(124)
Repurchase of ordinary shares, Shares		(11)
Foreign currency translation	6,203			6,203
Net loss	(19,960)				(19,960)
Balances at Aug. 26, 2016	(1,237)	$ 416	145,284	(147,523)	586
Balances, Shares at Aug. 26, 2016		13,869
Stock-based compensation expense	5,364		5,364
Issuance of ordinary shares from exercises	406	$ 4	402
Issuance of ordinary shares from exercises, Shares		152
Issuance of ordinary shares from release of restricted stock units		$ 4	(4)
Issuance of ordinary shares from release of restricted stock units, Shares		117
Withholding tax on restricted stock units	(763)		(763)
Withholding tax on restricted stock units, Shares		(46)
Issuance of ordinary shares from initialpublic offering (IPO), net of issuance costs	60,767	$ 183	60,584
Issuance of ordinary shares from initial public offering (IPO), net of issuance costs, Shares		6,095
Issuance of ordinary shares from exercise of warrants		$ 46	(46)
Issuance of ordinary shares from exercise of warrants, Shares		1,537
Surrendered Shares		(58)
Warrants issued in connection with debt	21,341		21,341
Foreign currency translation	4,313			4,313
Net loss	(7,795)				(7,795)
Balances at Aug. 25, 2017	$ 82,396	$ 653	$ 232,162	$ (143,210)	$ (7,209)
Balances, Shares at Aug. 25, 2017		21,666